Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Components of interest-bearing deposits

Components of interest-bearing deposits as of December 31 are as follows:

	2012	2011

Interest-Bearing Demand	$314,030,843	$284,870,972
Savings	48,777,743	41,230,662
Time, $100,000 and Over	211,244,750	247,589,188
Other Time	281,665,013	332,025,539

	$855,718,349	$905,716,361

Scheduled maturities of certificates of deposits
As of December 31, 2012, the scheduled maturities of certificates of deposit are as follows:

Year	Amount

2013	$388,484,260
2014	59,082,678
2015	28,380,949
2016	8,169,838
2017 and Thereafter	8,792,038

$492,909,763